COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease information

	June 30, 2025	December 31, 2024
Office lease	$243,550	$243,550
Less: accumulated depreciation	(203,986)	(183,767)
Right of use asset, net	$39,564	$59,783

Operating lease liability is summarized below:

	June 30, 2025	December 31, 2024
Office lease	$40,612	$61,180
Less: current portion	(21,738)	(42,305)
Long term portion	$18,874	$18,875

Schedule of future minimum rental payments

2025	$23,161
2026	19,301
Total minimum lease payments:	42,462
Less amount representing interest	(1,850)
Present value of minimum lease payments:	$40,612